Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated November 30, 2018

to the Summary Prospectus and Prospectus,

each dated August 1, 2018,

and Statement of Additional Information

dated August 1, 2018

(as revised September 24, 2018) (the “SAI”),

for the iShares U.S. Preferred Stock ETF (PFF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees (the “Board”) has approved the following changes for the Fund that are expected to be implemented on or around February 1, 2019:

	Current	New
Fund Name	iShares U.S. Preferred Stock ETF	iShares Preferred and Income Securities ETF
Investment Objective	The iShares U.S. Preferred Stock ETF seeks to track the investment results of an index composed of U.S. preferred stocks.	The iShares Preferred and Income Securities ETF seeks to track the investment results of an index composed of U.S. dollar-denominated preferred and hybrid securities.
Index Provider	S&P Dow Jones	ICE Data Indices

In addition, the Board has approved the following changes for the Fund that are expected to be implemented in two phases as detailed in the table below:

	Current	February 1, 2019	November 1, 2019
Underlying Index	S&P U.S. Preferred Stock Index (the “Current Index”)	ICE Exchange-Listed Preferred & Hybrid Securities Transition Index (the “Transition Index”)	ICE Exchange-Listed Preferred & Hybrid Securities Index (the “New Index”)

The approach is intended to enable the Fund’s advisor, BlackRock Fund Advisors (“BFA”), to make the necessary adjustments to portfolio holdings in a manner that minimizes impact to Fund shareholders. During the period from February 1, 2019 to October 31, 2019 (the “Transition”), the Fund will track the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index, an interim index that will gradually increase exposure to other securities based on their weightings in the New Index while proportionately reducing exposure to the Current Index. During the Transition and after October 31, 2019, the Fund will invest by sampling the applicable index, meaning that it will hold a broadly diversified collection of securities that, in the aggregate, approximates the applicable full index in terms of key characteristics.

The adjustments to the Fund’s portfolio holdings are expected to result in modest, temporary increases in the Fund’s transaction costs and turnover rate. The actual transaction costs, turnover rate, and any other costs will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments. These changes are not expected to increase the expense ratio of the Fund.

In the weeks leading up to February 1, 2019, the Fund may seek to increase holdings of component securities in the Transition Index and/or decrease holdings of component securities in the Current Index that are not included in the Transition Index in preparation for the index change. In connection with such positioning, the Fund may or may not participate in any changes made to the Current Index, including the rebalance of the Current Index. As a result, the Fund may deviate from its investment strategy to a limited extent and the tracking error for the Fund with respect to its Current Index may widen in the weeks preceding February 1, 2019.

On or around February 1, 2019, when the Fund begins tracking the Transition Index, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first, second, third and fourth paragraphs on page S-2 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index (the “Underlying Index”), which measures the performance of a select group of exchange-listed, U.S. dollar-denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”). The Underlying Index includes issuances of preferred stocks with amounts outstanding over $100 million, convertible preferred stock with at least $50 million face amount outstanding, and hybrid securities with at least $250 million face amount outstanding, that meet minimum price, liquidity, trading volume, maturity and other requirements, as applicable, as determined by ICE Data Indices (the “Index Provider” or “ICE Data”).

In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of a company’s liquidation. In general, a “hybrid” security refers to a security which combines both debt and equity characteristics. In general, hybrid securities included in the Underlying Index, like traditional preferred stock, have preference over the common stock within an issuer’s capital structure, and are issued and traded in a similar manner to traditional preferred stock. Like preferred stock (but unlike debt securities or common stock), issuers of hybrid securities included in the Underlying Index have the ability to defer dividend payments and to extend such securities’ maturity dates.

Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights. Preferred stocks have economic characteristics similar to fixed-income securities. Preferred stocks and hybrid securities generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate.

Additionally, preferred stocks and hybrid securities often have a liquidation value that generally equals the original purchase price of such security at the date of issuance. The Underlying Index may include many different categories of preferred stock and hybrid securities, such as floating, variable and fixed-rate preferreds, fixed-to-floating rate securities, callable preferreds, convertible preferreds, cumulative and non-cumulative preferreds, certain capital securities, trust preferreds or various other preferred stock and hybrid securities. The Underlying Index uses a market capitalization weighted methodology subject to certain constraints and is rebalanced monthly.

The Underlying Index may include large-, mid- or small-capitalization companies and includes preferred stocks and hybrid securities of non-U.S. issuers. As of November 25, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

The last paragraph on page S-3 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is a product of ICE Data, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated November 30, 2018

to the Summary Prospectus and Prospectus,

each dated August 1, 2018,

and Statement of Additional Information

dated August 1, 2018

(as revised September 24, 2018) (the “SAI”),

for the iShares U.S. Preferred Stock ETF (PFF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees (the “Board”) has approved the following changes for the Fund that are expected to be implemented on or around February 1, 2019:

	Current	New
Fund Name	iShares U.S. Preferred Stock ETF	iShares Preferred and Income Securities ETF
Investment Objective	The iShares U.S. Preferred Stock ETF seeks to track the investment results of an index composed of U.S. preferred stocks.	The iShares Preferred and Income Securities ETF seeks to track the investment results of an index composed of U.S. dollar-denominated preferred and hybrid securities.
Index Provider	S&P Dow Jones	ICE Data Indices

In addition, the Board has approved the following changes for the Fund that are expected to be implemented in two phases as detailed in the table below:

	Current	February 1, 2019	November 1, 2019
Underlying Index	S&P U.S. Preferred Stock Index (the “Current Index”)	ICE Exchange-Listed Preferred & Hybrid Securities Transition Index (the “Transition Index”)	ICE Exchange-Listed Preferred & Hybrid Securities Index (the “New Index”)

The approach is intended to enable the Fund’s advisor, BlackRock Fund Advisors (“BFA”), to make the necessary adjustments to portfolio holdings in a manner that minimizes impact to Fund shareholders. During the period from February 1, 2019 to October 31, 2019 (the “Transition”), the Fund will track the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index, an interim index that will gradually increase exposure to other securities based on their weightings in the New Index while proportionately reducing exposure to the Current Index. During the Transition and after October 31, 2019, the Fund will invest by sampling the applicable index, meaning that it will hold a broadly diversified collection of securities that, in the aggregate, approximates the applicable full index in terms of key characteristics.

The adjustments to the Fund’s portfolio holdings are expected to result in modest, temporary increases in the Fund’s transaction costs and turnover rate. The actual transaction costs, turnover rate, and any other costs will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments. These changes are not expected to increase the expense ratio of the Fund.

In the weeks leading up to February 1, 2019, the Fund may seek to increase holdings of component securities in the Transition Index and/or decrease holdings of component securities in the Current Index that are not included in the Transition Index in preparation for the index change. In connection with such positioning, the Fund may or may not participate in any changes made to the Current Index, including the rebalance of the Current Index. As a result, the Fund may deviate from its investment strategy to a limited extent and the tracking error for the Fund with respect to its Current Index may widen in the weeks preceding February 1, 2019.

On or around February 1, 2019, when the Fund begins tracking the Transition Index, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first, second, third and fourth paragraphs on page S-2 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index (the “Underlying Index”), which measures the performance of a select group of exchange-listed, U.S. dollar-denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”). The Underlying Index includes issuances of preferred stocks with amounts outstanding over $100 million, convertible preferred stock with at least $50 million face amount outstanding, and hybrid securities with at least $250 million face amount outstanding, that meet minimum price, liquidity, trading volume, maturity and other requirements, as applicable, as determined by ICE Data Indices (the “Index Provider” or “ICE Data”).

In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of a company’s liquidation. In general, a “hybrid” security refers to a security which combines both debt and equity characteristics. In general, hybrid securities included in the Underlying Index, like traditional preferred stock, have preference over the common stock within an issuer’s capital structure, and are issued and traded in a similar manner to traditional preferred stock. Like preferred stock (but unlike debt securities or common stock), issuers of hybrid securities included in the Underlying Index have the ability to defer dividend payments and to extend such securities’ maturity dates.

Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights. Preferred stocks have economic characteristics similar to fixed-income securities. Preferred stocks and hybrid securities generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate.

Additionally, preferred stocks and hybrid securities often have a liquidation value that generally equals the original purchase price of such security at the date of issuance. The Underlying Index may include many different categories of preferred stock and hybrid securities, such as floating, variable and fixed-rate preferreds, fixed-to-floating rate securities, callable preferreds, convertible preferreds, cumulative and non-cumulative preferreds, certain capital securities, trust preferreds or various other preferred stock and hybrid securities. The Underlying Index uses a market capitalization weighted methodology subject to certain constraints and is rebalanced monthly.

The Underlying Index may include large-, mid- or small-capitalization companies and includes preferred stocks and hybrid securities of non-U.S. issuers. As of November 25, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

The last paragraph on page S-3 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is a product of ICE Data, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.